Loans (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Loan delinquency
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	27.36%		28.20%
Total other consumer [Member] | California [Member]
Loan delinquency
Total retained loans	6,494		6,488
Auto [Member] | California [Member]
Loan delinquency
Total retained loans	4,214		4,307
Consumer business banking [Member] | California [Member]
Loan delinquency
Total retained loans	966		851
Student And Other Loans [Member] | California [Member]
Loan delinquency
Total retained loans	1,314		1,330
Total other consumer [Member] | New York [Member]
Loan delinquency
Total retained loans	7,959		8,057
Auto [Member] | New York [Member]
Loan delinquency
Total retained loans	3,781		3,875
Consumer business banking [Member] | New York [Member]
Loan delinquency
Total retained loans	2,882		2,877
Student And Other Loans [Member] | New York [Member]
Loan delinquency
Total retained loans	1,296		1,305
Total other consumer [Member] | Texas [Member]
Loan delinquency
Total retained loans	8,212		8,328
Auto [Member] | Texas [Member]
Loan delinquency
Total retained loans	4,385		4,505
Consumer business banking [Member] | Texas [Member]
Loan delinquency
Total retained loans	2,582		2,550
Student And Other Loans [Member] | Texas [Member]
Loan delinquency
Total retained loans	1,245		1,273
Total other consumer [Member] | Florida [Member]
Loan delinquency
Total retained loans	2,797		2,865
Auto [Member] | Florida [Member]
Loan delinquency
Total retained loans	1,865		1,923
Consumer business banking [Member] | Florida [Member]
Loan delinquency
Total retained loans	222		220
Student And Other Loans [Member] | Florida [Member]
Loan delinquency
Total retained loans	710		722
Total other consumer [Member] | Illinois [Member]
Loan delinquency
Total retained loans	4,797		4,868
Auto [Member] | Illinois [Member]
Loan delinquency
Total retained loans	2,540		2,608
Consumer business banking [Member] | Illinois [Member]
Loan delinquency
Total retained loans	1,323		1,320
Student And Other Loans [Member] | Illinois [Member]
Loan delinquency
Total retained loans	934		940
Total other consumer [Member] | Ohio [Member]
Loan delinquency
Total retained loans	5,452		5,618
Auto [Member] | Ohio [Member]
Loan delinquency
Total retained loans	2,855		2,961
Consumer business banking [Member] | Ohio [Member]
Loan delinquency
Total retained loans	1,603		1,647
Student And Other Loans [Member] | Ohio [Member]
Loan delinquency
Total retained loans	994		1,010
Total other consumer [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	2,560		2,766
Auto [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	1,832		1,842
Consumer business banking [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	229		422
Student And Other Loans [Member] | New Jersey [Member]
Loan delinquency
Total retained loans	499		502
Total other consumer [Member] | Michigan [Member]
Loan delinquency
Total retained loans	4,485		4,564
Auto [Member] | Michigan [Member]
Loan delinquency
Total retained loans	2,377		2,434
Consumer business banking [Member] | Michigan [Member]
Loan delinquency
Total retained loans	1,394		1,401
Student And Other Loans [Member] | Michigan [Member]
Loan delinquency
Total retained loans	714		729
Total other consumer [Member] | Arizona [Member]
Loan delinquency
Total retained loans	3,025		3,104
Auto [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,438		1,499
Consumer business banking [Member] | Arizona [Member]
Loan delinquency
Total retained loans	1,210		1,218
Student And Other Loans [Member] | Arizona [Member]
Loan delinquency
Total retained loans	377		387
Total other consumer [Member] | Washington [Member]
Loan delinquency
Total retained loans	1,142		1,110
Auto [Member] | Washington [Member]
Loan delinquency
Total retained loans	734		716
Consumer business banking [Member] | Washington [Member]
Loan delinquency
Total retained loans	133		115
Student And Other Loans [Member] | Washington [Member]
Loan delinquency
Total retained loans	275		279
Total other consumer [Member] | All other [Member]
Loan delinquency
Total retained loans	32,534		32,722
Auto [Member] | All other [Member]
Loan delinquency
Total retained loans	21,390		21,697
Consumer business banking [Member] | All other [Member]
Loan delinquency
Total retained loans	4,413		4,191
Student And Other Loans [Member] | All other [Member]
Loan delinquency
Total retained loans	6,731		6,834
Total other consumer [Member]
Loan delinquency
Total retained loans	79,457		80,490
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.61%		1.75%
Wholesale Impaired Loans
With an allowance	867		876
Without an allowance	0		0
Total impaired loans	867		876
Allowance for loan losses related to impaired loans	252		264
Unpaid principal balance of impaired loans	1,025		1,031
Nonaccrual loans	678		697
Average balance of impaired loans during the period:
Average impaired loans	871	637
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	498		486
TDRs on nonaccrual status	309		307
Total other consumer [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	77,136		78,016
Total other consumer [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	615		625
Total other consumer [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	1,037		1,040
Total other consumer [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	582		586
Total other consumer [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	714		767
Total other consumer [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	16,993		16,634
Total other consumer [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	1,604		1,725
Total other consumer [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	717		749
Auto [Member]
Loan delinquency
Total retained loans	47,411		48,367
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	0.97%		1.22%
Wholesale Impaired Loans
With an allowance	98		102
Without an allowance	0		0
Total impaired loans	98		102
Allowance for loan losses related to impaired loans	16		16
Unpaid principal balance of impaired loans	131		132
Nonaccrual loans	47		50
Average balance of impaired loans during the period:
Average impaired loans	99	127
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	90		91
TDRs on nonaccrual status	39		39
Auto [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	46,949		47,778
Auto [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	120		141
Auto [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	8		12
Auto [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	257		265
Auto [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	5,840		5,803
Auto [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	454		579
Auto [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	8		10
Consumer business banking [Member]
Loan delinquency
Total retained loans	16,957		16,812
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	3.03%		3.40%
Wholesale Impaired Loans
With an allowance	769		774
Without an allowance	0		0
Total impaired loans	769		774
Allowance for loan losses related to impaired loans	236		248
Unpaid principal balance of impaired loans	894		899
Nonaccrual loans	631		647
Average balance of impaired loans during the period:
Average impaired loans	772	510
Wholesale Loan Modifications
Loans modified in troubled debt restructurings	408		395
TDRs on nonaccrual status	270		268
Consumer business banking [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	16,443		16,240
Consumer business banking [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	810		832
Consumer business banking [Member] | Criticized Total Non Accrual [Member]
Loan delinquency
Total retained loans	574		574
Consumer business banking [Member] | Criticized Performing [Member]
Loan delinquency
Total retained loans	457		502
Consumer business banking [Member] | Non Criticized [Member]
Loan delinquency
Total retained loans	11,153		10,831
Consumer business banking [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	322		351
Consumer business banking [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	192		221
Student And Other Loans [Member]
Loan delinquency
Total retained loans	15,089		15,311
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	1.99%		1.61%
Student And Other Loans [Member] | Current and less than 30 days past due and still accruing [Member]
Loan delinquency
Total retained loans	13,744		13,998
Student And Other Loans [Member] | 90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	615		625
Student And Other Loans [Member] | Nonaccrual [Member]
Loan delinquency
Total retained loans	107		67
Student And Other Loans [Member] | 30-119 Days Past Due [Member]
Loan delinquency
Total retained loans	828		795
Student And Other Loans [Member] | 120 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	517		518
90 days or more past due and still accruing [Member]
Loan delinquency
Total retained loans	$ 0		$ 0